FAIR VALUE MEASUREMENTS AND DERIVATIVE LIABILITIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Schedule of liabilities carried at fair value measured on a recurring basis

The following table provides the liabilities carried at fair value measured on a recurring basis as of September 30, 2016.

	Level 1	Level 2	Level 3	Total
Derivative liabilities - convertible notes	$—	$—	$—	$—
Derivative liabilities - warrants	—	547,200	—	547,200
Total	$—	$547,200	$—	$547,200

	Level 1	Level 2	Level 3	Total
Derivative liabilities	$—	$—	$383,581	$383,581

Schedule of reconciliation of beginning and ending balances for financial instruments carried at fair value measured on a recurring basis

The following table reconciles the beginning and ending balances for our financial instruments that are carried at fair value measured on a recurring basis:

Derivative liabilities as of December 31. 2015	$383,581
Loss on revaluation of derivative liabilities during the period	370,805
Loss on modification and cure of default of note payable to Slainte Ventures	237,027
Effect of payoff of JSJ and Vis Vires convertible notes	(178,484)
Conversion of note payable to Tangiers Investment Group	(265,729)
Derivative liabilities as of September 30, 2016	$547,200

Derivative liabilities as of December 31, 2014	$—
Additions to derivative liabilities for convertible debt conversion features recorded as debt discount	355,293
Additions to derivative liabilities for interest payable conversion features recorded as interest expense	4,695
Loss on revaluation of derivative liabilities during the year	23,593
Derivative liabilities as of December 31, 2015	$383,581

Derivative liability as of December 31, 2013	$—
Additions to derivative liability for convertible debt conversion feature recorded as debt discount	151,937
Additions to derivative liability for interest payable conversion feature recorded as interest expense	15,320
Gain on revaluation of derivative liability during the year	(6,099)
Settlement of derivative liability on December 29, 2014	(161,158)
Derivative liability as of December 31, 2014	$—

Schedule of key inputs in valuation of embedded conversion features

These warrants are accounted for as a liability under ASC 815. The Company assesses the fair value of the warrants quarterly based on the Black-Scholes pricing model. See below for variables used in assessing the fair value.

	September 30, 2016	December 31, 2015
Expected life (years)	5.0	4.96
Risk-free interest rate	1.41%	1.21%
Expected volatility	226%	227%

Risk-free interest rate	0.43% – 0.72%
Dividend yield	—
Volatility	146% – 172%
Expected life in years	1.72 – 2.09
Exercise price	$3.00